Revenue - Total revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Streaming Interests, Silver	$ 25,485	$ 15,696	$ 44,652	$ 36,540
Streaming Interests, Gold	23,614	20,992	43,950	39,286
Streaming Interests, Other	0	2,191	0	4,326
Royalty Interests	14,482	13,712	31,135	22,708
Revenue - other	0	0	1,372	0
Total revenues	$ 63,581	$ 52,591	$ 121,109	$ 102,860